Consolidated statements of comprehensive loss - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Expenses
Research and development expenses	€ (44,582,136)	€ (25,028,554)	€ (14,414,628)
General and administrative expenses	(12,501,048)	(12,786,869)	(5,138,498)
Total operating expenses	(57,083,184)	(37,815,422)	(19,553,126)
Other income	400,253	303,860	115,525
Other expenses	(85,242)	(4,802)	(7,644)
Operating result	(56,768,173)	(37,516,364)	(19,445,245)
Finance income	6,220,320	10,432,695	130,032
Finance expenses	(2,706,964)	(2,730,964)	(4,922,535)
Net financial result	3,513,355	7,701,731	(4,792,503)
Loss for the period	€ (53,254,817)	€ (29,814,634)	€ (24,237,748)
Share information
Weighted average number of shares outstanding	26,004,519	25,095,027	9,410,524
Loss per share in euro, (basic/diluted)	€ (2.05)	€ (1.19)	€ (2.58)
Loss for the period	€ (53,254,817)	€ (29,814,634)	€ (24,237,748)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	2,177,033	50,196	0
Total comprehensive loss	€ (51,077,785)	€ (29,764,438)	€ (24,237,748)